Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended					3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2011 First Horizon Insurance [Member]	Mar. 31, 2011 First Horizon Insurance [Member]	Dec. 31, 2011 First Horizon Insurance [Member]	Sep. 30, 2011 Msaver [Member]	Dec. 31, 2011 Msaver [Member]	Dec. 31, 2010 FTN Equity Capital Markets [Member]	Dec. 31, 2011 First Horizon Insurance And Msaver [Member]	Dec. 31, 2010 First Horizon Insurance And Msaver [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross carrying amount of other intangible assets	$ 104,900,000
Intangible assets accumulated amortization	82,200,000
Estimated aggregate amortization expense, Year 2013	3,700,000
Estimated aggregate amortization expense, Year 2014	3,500,000
Estimated aggregate amortization expense, Year 2015	3,400,000
Estimated aggregate amortization expense, Year 2016	3,200,000
Estimated aggregate amortization expense, Year 2017	3,000,000
Goodwill, Divestitures	0	18,421,000	[1]	0		16,400,000			2,000,000
Goodwill, Impairment		10,100,000	[1],[2]	3,348,000	[1],[2]		10,100,000				3,300,000
Impairment of other intangible assets								2,200,000		100,000
Amortization expense included in income/(loss) from discontinued operations, net of tax												$ 400,000	$ 1,400,000

[1]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[2]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.